FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term investments
Short-term investments	$ 0	$ 13,927
Recurring
Short-term investments
Short-term investments		13,927
Recurring | Wealth Management Products
Short-term investments
Short-term investments		13,927
Nonrecurring
Short-term investments
Impairment losses on its long-lived assets	$ 0	0	$ 0
Level 2 | Recurring
Short-term investments
Short-term investments		13,927
Level 2 | Recurring | Wealth Management Products
Short-term investments
Short-term investments		$ 13,927